Condensed Financial Information of Cadence Bancorporation (Parent Only) - Condensed Statements of Income (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INCOME
Interest income	$ 99,503	$ 84,654	$ 288,497	$ 248,182	$ 335,250	$ 293,067	$ 287,246
Other income	7,862	4,212	18,118	13,628	17,678	15,017	20,490
EXPENSES
Interest expense	18,340	14,228	50,192	41,241	55,811	45,289	32,158
Other expenses	12,968	15,053	38,170	42,373	60,598	65,856	71,483
Income before income taxes	50,034	8,714	131,328	53,628	98,314	59,365	70,893
Income tax benefit	17,457	2,107	43,666	16,839	32,540	20,109	26,060
Net income	$ 32,577	$ 6,607	$ 87,662	$ 36,789	65,774	39,256	44,833
Earnings available to common shareholder					65,774	39,256	41,190
Cadence Bancorporation
INCOME
Dividends from bank subsidiary					13,500	8,500	817
Dividends from nonbank subsidiary						500	1,000
Interest income					25	21	15
Other income					176	22	565
Total income					13,701	9,043	2,397
EXPENSES
Interest expense					18,060	17,635	11,101
Other expenses					2,092	271	296
Total expenses					20,152	17,906	11,397
Loss before income taxes and equity in undistributed income of subsidiaries					(6,451)	(8,863)	(9,000)
Equity in undistributed income of subsidiaries					64,424	41,132	49,277
Income before income taxes					57,973	32,269	40,277
Income tax benefit					(7,801)	(6,987)	(4,556)
Net income					65,774	39,256	44,833
Dividends and accretion of discount on preferred stock							3,643
Earnings available to common shareholder					$ 65,774	$ 39,256	$ 41,190